SHAREHOLDERS' EQUITY (Schedule of Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	49.60%		53.90%		58.10%
Expected volatility, maximum	54.00%		61.60%		63.30%
Expected dividends	0.00%		0.00%		0.00%
Risk free rate, minimum	1.15%		1.50%		1.70%
Risk free rate, maximum	2.26%		1.90%		2.10%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years		5 years 6 months		5 years 9 months 18 days
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 3 months 26 days		7 years 1 month 6 days		6 years 1 month 6 days
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		[1]		[1]	62.00%
Expected dividends		[1]		[1]	0.00%
Risk free rate, minimum		[1]		[1]	1.80%
Risk free rate, maximum					2.03%
Equity Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	0 years	[1]	0 years	[1]	6 years 3 months 18 days
Equity Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	0 years	[1]	0 years	[1]	6 years 10 months 24 days

[1]	In 2015 and 2016 there were no grants to non-employees.